EQUITY (Description of Plans) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Option one [Member]	Dec. 31, 2012 Option two [Member]	Dec. 31, 2012 Option three [Member]	Dec. 31, 2012 2003 Plan [Member]	Dec. 31, 2005 2005 Plan [Member]	Dec. 31, 2012 2008 Plan [Member]	Apr. 30, 2012 2008 Plan [Member]	Oct. 31, 2010 2008 Plan [Member]	Oct. 31, 2008 2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares authorized								1,500,000		4,000,000	3,000,000	1,000,000
Shares available for grant							419,120		356,190
Share Price							$ 5.0
Determining exercise price per share description							the higher of (i) $ 5.00 per share; and (ii) the market value of the shares as of the date of the option grant, unless otherwise provided in the stock option agreement.
Vesting period for plan	4 years	2 years	4 years
Expiration period				6 years	7 years	10 years